SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2022

SEI Enhanced U.S. Large Cap Quality Factor ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.3%

Communication Services — 9.0%
Alphabet, Cl A *	3,950	$459
Alphabet, Cl C *	93	11
Electronic Arts	380	50
Meta Platforms, Cl A *	1,369	218
World Wrestling Entertainment, Cl A	468	32

		770
Consumer Discretionary — 14.1%
Amazon.com *	384	52
AutoZone *	10	21
Domino's Pizza	430	169
Garmin	1,434	140
Grand Canyon Education *	405	39
H&R Block	1,117	44
McDonald's	141	37
NIKE, Cl B	985	113
NVR *	2	9
O'Reilly Automotive *	320	225
Ulta Beauty *	416	162
Yum! Brands	1,565	192

		1,203
Consumer Staples — 11.8%
Altria Group	4,548	199
Coca-Cola	3,231	208
Colgate-Palmolive	812	64
Monster Beverage *	2,109	210
Philip Morris International	2,462	239
Procter & Gamble	664	92

		1,012
Financials — 6.3%
FactSet Research Systems	411	177
Moody's	494	153
MSCI, Cl A	320	154
S&P Global	153	58

		542
Health Care — 19.7%
Bristol-Myers Squibb	3,738	276
Edwards Lifesciences *	248	25
Hologic *	2,542	181
Incyte *	2,004	156
Johnson & Johnson	1,733	302
Merck	1,715	153
Pfizer	2,576	130
Regeneron Pharmaceuticals *	285	166
Vertex Pharmaceuticals *	1,066	299

		1,688
Industrials — 4.3%
3M	992	142
Illinois Tool Works	532	111

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Robert Half International	1,164	$92
United Parcel Service, Cl B	123	24

		369
Information Technology — 33.3%
Adobe *	276	113
Apple	4,101	667
Broadcom	251	134
Cadence Design Systems *	1,218	227
Cisco Systems	773	35
Dolby Laboratories, Cl A	696	54
Dropbox, Cl A *	3,242	74
Keysight Technologies *	1,158	188
Manhattan Associates *	680	96
Microsoft	2,269	637
QUALCOMM	1,292	187
Texas Instruments	1,232	220
VeriSign *	971	184
Visa, Cl A	146	31

		2,847
Materials — 0.8%
Louisiana-Pacific	1,085	69

Total Common Stock
(Cost $8,166) ($ Thousands)		8,500

Total Investments in Securities — 99.3%
(Cost $8,166) ($ Thousands)		$8,500

Percentages are based on Net Assets of $8,564 ($ Thousands).
*	Non-income producing security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

Cl — Class

As of July 31, 2022, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent prospectus.

SEI Exchange Traded Funds / Quarterly Report / July 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2022

SEI Enhanced U.S. Large Cap Momentum Factor ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.8%

Communication Services — 3.3%
Alphabet, Cl C *	3,160	$369
Interpublic Group of	10,054	300

		669
Consumer Discretionary — 5.5%
Amazon.com *	446	60
AutoNation *	1,302	155
AutoZone *	200	427
Dollar Tree *	772	128
H&R Block	699	28
Lowe's	672	129
Penske Automotive Group	806	92
Ulta Beauty *	229	89

		1,108
Consumer Staples — 11.0%
Archer-Daniels-Midland	4,736	392
Bunge	3,450	318
Costco Wholesale	425	230
General Mills	5,133	384
Grocery Outlet Holding *	617	26
Hershey	2,210	504
Kroger	7,703	358

		2,212
Energy — 9.6%
Chevron	2,023	331
ConocoPhillips	6,486	632
Devon Energy	8,802	553
EOG Resources	1,044	116
Marathon Oil	10,661	265
Valero Energy	378	42

		1,939
Financials — 5.7%
American Financial Group	1,257	168
Blackstone	3,532	360
Chubb	62	12
Credit Acceptance *	174	100
Raymond James Financial	1,406	138
Signature Bank NY	123	23
W R Berkley	5,526	346

		1,147
Health Care — 9.3%
AbbVie	1,365	196
IQVIA Holdings *	1,783	429
McKesson	424	145
Merck	1,367	122
Pfizer	4,625	233
Thermo Fisher Scientific	659	394

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
West Pharmaceutical Services	1,034	$355

		1,874
Industrials — 7.5%
Builders FirstSource *	5,194	353
Carlisle	1,371	406
Republic Services, Cl A	2,895	401
Robert Half International	2,820	223
Univar Solutions *	4,463	121

		1,504
Information Technology — 32.5%
Allegro MicroSystems *	1,022	25
Apple	9,663	1,570
Arista Networks *	1,369	160
Arrow Electronics *	1,811	232
Avnet	2,650	127
Datadog, Cl A *	982	100
HP	9,631	322
Jabil	610	36
Juniper Networks	541	15
Keysight Technologies *	1,168	190
Microchip Technology	1,993	137
Microsoft	4,567	1,282
Monolithic Power Systems	483	225
NetApp	5,083	363
NVIDIA	1,633	297
ON Semiconductor *	10,137	677
Palo Alto Networks *	361	180
Paychex	1,426	183
Pure Storage, Cl A *	7,280	206
WEX *	1,172	195

		6,522
Materials — 4.6%
Albemarle	898	219
CF Industries Holdings	2,830	270
Chemours	2,877	102
Graphic Packaging Holding	7,531	168
Packaging Corp of America	497	70
Reliance Steel & Aluminum	45	9
Westlake	889	87

		925
Real Estate — 7.2%
CBRE Group, Cl A *	1,385	119
Equity Residential ‡	2,021	158
Extra Space Storage ‡	2,307	437
Host Hotels & Resorts ‡	18,866	336
Jones Lang LaSalle *	1,310	250
Public Storage ‡	443	145

		1,445

SEI Exchange Traded Funds / Quarterly Report / July 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Utilities — 3.6%
National Fuel Gas	2,297	$166
NextEra Energy	5,663	479
Vistra	2,671	69

		714
Total Common Stock
(Cost $18,959) ($ Thousands)		20,059

Total Investments in Securities — 99.8%
(Cost $18,959) ($ Thousands)		$20,059

Percentages are based on Net Assets of $20,093 ($ Thousands).
*	Non-income producing security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.

Cl — Class

As of July 31, 2022, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent prospectus.

SEI Exchange Traded Funds / Quarterly Report / July 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2022

SEI Enhanced U.S. Large Cap Value Factor ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.7%

Communication Services — 10.7%
Alphabet, Cl C *	3,135	$366
Altice USA, Cl A *	4,709	49
AT&T	21,969	413
Comcast, Cl A	363	14
Lumen Technologies	23,772	259
Meta Platforms, Cl A *	1,479	235
Omnicom Group	1,033	72
Playtika Holding *	2,327	28
Verizon Communications	9,194	425

		1,861
Consumer Discretionary — 11.5%
Amazon.com *	846	114
Bath & Body Works	3,005	107
Dick's Sporting Goods	1,301	122
eBay	2,671	130
Ford Motor	9,702	142
General Motors *	2,300	83
H&R Block	3,933	157
Lennar, Cl A	4,429	376
Lennar, Cl B	335	23
Macy's	1,334	23
PulteGroup	5,656	247
PVH	1,645	102
Qurate Retail	8,049	22
Toll Brothers	2,493	123
Whirlpool	1,254	217

		1,988
Consumer Staples — 7.4%
Albertsons, Cl A	3,834	103
Altria Group	5,459	239
Kraft Heinz	565	21
Kroger	9,621	447
Tyson Foods, Cl A	4,515	397
Walmart	553	73

		1,280
Energy — 1.3%
APA	6,254	233

Financials — 16.1%
Affiliated Managers Group	922	116
AGNC Investment	11,931	151
Ally Financial	7,773	257
American International Group	1,368	71
Brighthouse Financial *	1,342	58
Capital One Financial	3,320	365
Janus Henderson Group	1,724	44
KeyCorp	16,821	308
KKR	2,012	112
New York Community Bancorp	10,368	110

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
OneMain Holdings, Cl A	2,520	$94
Popular	1,731	134
Prudential Financial	1,971	197
Synchrony Financial	9,992	335
Wells Fargo	9,917	435

		2,787
Health Care — 20.0%
AbbVie	896	129
Bristol-Myers Squibb	3,057	226
Cardinal Health	6,273	374
Cigna	538	148
CVS Health	4,988	477
DaVita *	896	75
Gilead Sciences	5,287	316
Hologic *	4,907	350
Laboratory Corp of America Holdings	1,394	365
McKesson	1,532	523
Organon	5,357	170
Pfizer	251	13
Quest Diagnostics	2,024	276
Regeneron Pharmaceuticals *	41	24

		3,466
Industrials — 3.2%
Allison Transmission Holdings	2,447	103
Avis Budget Group *	238	43
ManpowerGroup	1,173	92
Owens Corning	1,368	127
Ryder System	1,201	94
Schneider National, Cl B	1,231	31
Science Applications International	677	66

		556
Information Technology — 23.1%
Amdocs	112	10
Apple	4,425	719
Arrow Electronics *	1,590	204
Avnet	449	21
Cognizant Technology Solutions, Cl A	810	55
Dell Technologies, Cl C	8,112	365
DXC Technology *	1,677	53
Hewlett Packard Enterprise	19,652	280
HP	13,429	449
Intel	5,201	189
Jabil	3,291	195
Micron Technology	4,643	287
Microsoft	2,156	605
NortonLifeLock	3,958	97
Oracle	3,098	241
Teradata *	2,346	90
Western Union	9,270	158

		4,018

SEI Exchange Traded Funds / Quarterly Report / July 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Materials — 5.1%
Cleveland-Cliffs *	2,031	$36
Crown Holdings	1,061	108
Dow	1,070	57
International Paper	5,285	226
Louisiana-Pacific	476	30
LyondellBasell Industries, Cl A	2,642	235
Nucor	335	46
Steel Dynamics	45	4
United States Steel	6,105	144

		886
Utilities — 1.3%
NRG Energy	5,742	217
PPL	558	16

		233
Total Common Stock
(Cost $17,144) ($ Thousands)		17,308

Total Investments in Securities — 99.7%
(Cost $17,144) ($ Thousands)		$17,308

Percentages are based on Net Assets of $17,361 ($ Thousands).
*	Non-income producing security.

Cl — Class

As of July 31, 2022, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent prospectus.

SEI Exchange Traded Funds / Quarterly Report / July 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2022

SEI Enhanced Low Volatility U.S. Large Cap ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.5%

Communication Services — 14.3%
Alphabet, Cl C *	4,080	$476
AT&T	15,651	294
Comcast, Cl A	5,370	202
Fox	234	7
Interpublic Group of	5,220	156
Omnicom Group	2,828	197
Verizon Communications	6,110	282

		1,614
Consumer Discretionary — 3.8%
Amazon.com *	236	32
AutoNation *	282	33
AutoZone *	22	47
Genuine Parts	324	50
Grand Canyon Education *	389	37
H&R Block	540	21
Mattel *	648	15
McDonald's	150	40
Service International	1,323	99
Terminix Global Holdings *	1,189	53

		427
Consumer Staples — 11.3%
Archer-Daniels-Midland	756	62
Costco Wholesale	191	103
General Mills	998	75
Hershey	68	16
J M Smucker	1,390	184
Kroger	1,050	49
Philip Morris International	2,593	252
Procter & Gamble	2,007	279
Walmart	1,949	257

		1,277
Energy — 3.4%
Chevron	1,818	298
Kinder Morgan	4,608	83

		381
Financials — 5.8%
AGNC Investment	630	8
Allstate	702	82
American Financial Group	180	24
Berkshire Hathaway, Cl B *	478	144
Chubb	775	146
Loews	396	23
Marsh & McLennan	144	24
W R Berkley	3,208	200

		651
Health Care — 16.4%
Bristol-Myers Squibb	1,821	134
CVS Health	2,862	274

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Danaher	738	$215
Johnson & Johnson	2,146	374
McKesson	594	203
Merck	3,313	296
Pfizer	6,982	353

		1,849
Industrials — 9.7%
3M	244	35
Expeditors International of Washington	1,751	186
Northrop Grumman	630	302
Republic Services, Cl A	1,749	242
Robert Half International	806	64
Ryder System	215	17
Snap-on	126	28
United Parcel Service, Cl B	180	35
Waste Management	1,106	182

		1,091
Information Technology — 22.9%
Accenture, Cl A	900	276
Amdocs	1,873	163
Apple	2,671	434
Arrow Electronics *	962	123
Avnet	1,297	62
Cisco Systems	1,872	85
Dell Technologies, Cl C	288	13
Dolby Laboratories, Cl A	396	31
HP	6,573	220
Jabil	1,908	113
Juniper Networks	1,432	40
Microsoft	1,767	496
Oracle	3,093	241
Roper Technologies	521	227
TD SYNNEX	522	52
Texas Instruments	54	10

		2,586
Materials — 3.5%
Dow	1,008	54
International Paper	3,831	164
Reliance Steel & Aluminum	828	157
Silgan Holdings	558	25

		400
Utilities — 8.4%
Atmos Energy	126	15
CMS Energy	126	9
Consolidated Edison	2,755	274
Dominion Energy	810	66
DTE Energy	378	49
Duke Energy	2,328	256
Hawaiian Electric Industries	1,476	62
National Fuel Gas	1,278	93

SEI Exchange Traded Funds / Quarterly Report / July 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
UGI	2,862	$124

		948
Total Common Stock
(Cost $11,038) ($ Thousands)		11,224

Total Investments in Securities — 99.5%
(Cost $11,038) ($ Thousands)		$11,224

Percentages are based on Net Assets of $11,285 ($ Thousands).
*	Non-income producing security.

Cl — Class

As of July 31, 2022, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent prospectus.

SEI Exchange Traded Funds / Quarterly Report / July 31, 2022